	The Cushing® NextGen Infrastructure Fund
	SCHEDULE OF INVESTMENTS (Unaudited)

		February 28, 2022

		Shares	Fair Value
	Common Stock - 73.9%
	Data Centers - 6.0%
	Chindata Group Holdings Ltd.(1)(2)	87,601	$480,929
	Switch, Inc.	41,000	1,066,820
			1,547,749
	Diversified Renewable Generation - 1.5%
	Renew Energy Global plc(1)(2)	48,908	386,373

	Electric Vehicle Charging - 1.5%
	Chargepoint Holdings, Inc.(2)	25,746	373,832

	Engineering Metering & Management - 3.8%
	Fluence Enercy, Inc.(2)	52,792	714,276
	STEM, Inc.(2)	30,000	285,600
			999,876

	Hydrogen Equipment - 1.0%
	Nel ASA(1)(2)	137,806	250,342

	Industrials - 1.9%
	Plug Power, Inc.(1)	19,000	480,510

	Integrated Utility - 1.2%
	Enel Americas SA(1)	16,241	94,360
	Enel Societa Per Azioni	30,000	218,100
			312,460
	IT Services - 4.5%
	21Vianet Group, Inc.(1)(2)	85,000	668,950
	GDS Holdings Ltd.(1)(2)	11,200	498,624
			1,167,574
	Large Cap Diversified C Corps - 2.3%
	Cheniere Energy, Inc.(1)	4,500	598,050

	LNG Midstream - 4.1%
	Targa Resources Corporation	16,400	1,072,068

	Natural Gas Gatherers & Processors - 0.9%
	Tellurian, Inc.(2)	70,894	270,106

	Natural Gas Transportation & Storage - 1.5%
	Equitrans Midstream Corporation	59,559	381,773

	New Energy Vehicle - 3.0%
	Tesla, Inc.(2)	900	783,387

	Renewable Distribution - 3.2%
	NextEra Energy, Inc.	10,500	821,835

	Solar Developer - 2.4%
	Azure Power Global Ltd.(1)(2)	38,215	632,458

	Solar Energy Equipment - 12.2%
	Array Technologies, Inc.(2)	24,692	277,538
	Enphase Energy, Inc.(2)	8,000	1,333,600
	Solaredge Technologies, Inc.(2)	4,000	1,277,680
	Sunrun, Inc.(2)	10,000	272,800
			3,161,618
	Solar Generation - 2.4%
	Solaria Energia y Medio Ambiente, S.A.(1)(2)	34,000	633,407

	Tollroads - 1.0%
	Atlantia SpA(1)(2)	14,070	258,885

	Wind Equipment - 1.3%
	Siemens Gamesa Renewable Energy S.A.(1)(2)	14,995	348,537

	Yield Co - 13.7%
	Atlantica Sustainable Infrastructure plc(1)	30,213	1,019,689
	Clearway Energy, Inc.	43,700	1,459,580
			2,479,269
	Total Common Stock (Cost $19,272,044)		$16,960,109

	Master Limited Partnerships and Related Companies - 11.6%	Units
	Large Cap Diversified C Corps - 3.2%
	Plains All American Pipeline, L.P.	79,753	$842,989

	Large Cap MLP - 8.4%
	Energy Transfer, L.P.	124,927	1,266,760
	MPLX, L.P.	27,946	916,070
			2,182,830
	Natural Gas Gathering & Processing - 4.5%
	Western Midstream Partners, L.P.	45,000	1,171,800

	Yield Co - 4.2%
	NextEra Energy Partners, L.P.	14,000	1,092,140
	Total Master Limited Partnerships (Cost $4,351,053)		$5,289,759

		Shares
	Real Estate Investment Trusts - 14.5%
	Data Centers - 10.1%
	Digital Reality Trust, Inc.	3,800	$512,696
	Equinix, Inc.	1,586	1,125,632
	Keppel DC REIT	619,558	1,000,835
			2,639,163
	Towers - 4.4%
	American Tower Corporation	3,843	871,862
	Crown Castle International Corporation	1,600	266,544
			1,138,406
	Total Real Estate Investment Trusts (Cost $4,059,581)		$3,777,569

	Short-Term Investments - Investment Companies - 0.6%
	First American Government Obligations Fund - Class X, 0.01%(3)	79,921	$79,921
	First American Treasury Obligations Fund - Class X, 0.03%(3)	79,921	79,921
	Total Short-Term Investments (Cost $159,843)		$159,842

	Total Investments - 100.6% (Cost $28,086,937)		$26,187,279
	Liabilities in Excess of Other Assets - (0.6)%		(167,907)
	Total Net Assets Applicable to Unitholders - 100.0%		$26,019,372

	Percentages are stated as a percent of net assets.
(1)	Foreign issued security. Foreign concentration is as follows: Cayman Islands 6.34%, United Kingdom 5.40%, and Singapore 3.85%.
(2)	No distribution or dividend was made during the period ended February 28, 2022. As such, it is classified as a non-income producing security as of February 28, 2022.
(3)	Rate reported is the current yield as of February 28, 2022.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$16,960,109	$16,960,109	$-	$-
Master Limited Partnerships and Related Companies (a)	5,289,759	5,289,759	-	-
Real Estate Investment Trusts (a)	3,777,569	3,777,569	-	-
Total Equity Securities	26,027,437	26,027,437	-	-
Other
Short Term Investments (a)	159,842	159,842	-	-
Total Other	159,842	159,842	-	-
Total Assets	$26,187,279	$26,187,279	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2022.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2022.